Organization and Operations (Details Textual) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended			1 Months Ended		59 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended
	May 22, 2013	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 22, 2013 Exchange of Stock for Stock [Member]	May 22, 2013 Convertible Promissory Notes [Member]	May 22, 2013 Majority Shareholder [Member]	May 22, 2013 Other Shareholders [Member]	May 22, 2013 Before Merger [Member]	Dec. 31, 2010 Common Stock [Member]	May 22, 2013 Warrant [Member]	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	May 22, 2013 Warrant [Member] Convertible Promissory Notes [Member] Option [Member]	May 22, 2013 Maximum [Member]	May 22, 2013 Maximum [Member] Convertible Promissory Notes [Member]	May 22, 2013 Maximum [Member] Warrant [Member]	May 22, 2013 Minimum [Member]	May 22, 2013 Minimum [Member] Convertible Promissory Notes [Member]	May 22, 2013 Minimum [Member] Warrant [Member]	May 22, 2013 Good Earth [Member] Exchange of Stock for Stock [Member]	May 22, 2013 Good Earth [Member] Former Shareholder [Member]	May 22, 2013 Subsequent Equity Sales [Member] Minimum [Member]
Organization and Operations [Line Items]
Common Stock Shares Issued		8,879,745	8,437,059	18,202,139						7,596,000					8,946,887							19,304,222	8,268,197
Common Stock, Shares, Outstanding		8,879,745	8,437,059	18,202,139				6,996,027		7,596,000												19,304,222	8,268,197
Stock Issued During Period, Shares, New Issues						7,670,211					11,362,500											19,304,222
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	9,450,000		0	0			5,384,615					7,682,715	0	(39,733)
Right To Receive Shares In Exchange Of Stock Option	3,754,800						2,139,488					3,052,599
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price			$ 0	$ 0									$ 0	$ 0.025		$ 0.45	$ 0.65	$ 0.80	$ 0.10	$ 0.50	$ 0.01
Weighted Average Number of Shares, Common Stock Subject to Repurchase or Cancellation	6,998,014								1,987
Equity Method Investment, Ownership Percentage					49.00%																		92.77%
Equity Method Investment Ownership On Diluted Basis Percentage																							96.53%
Common Stock, Capital Shares Reserved for Future Issuance	2,389,757
Share Price																								$ 0.20
Common Stock Value		$ 8,880	$ 8,437	$ 182,021																				$ 300,000
Exchange Of Stock For Stock Ratio	0.39733333	0	0.3973333